PROPERTY, PLANT AND EQUIPMENT - Schedule of Cash-Generating Units (Details)	Dec. 31, 2025	Dec. 31, 2024
Cement, Masonry Cement and Lime
Disclosure of detailed information about property, plant and equipment [line items]
Cash-generating unit	11.76%	11.42%
Concrete
Disclosure of detailed information about property, plant and equipment [line items]
Cash-generating unit	11.76%	11.42%
Aggregates
Disclosure of detailed information about property, plant and equipment [line items]
Cash-generating unit	11.76%	11.42%
Rail Services
Disclosure of detailed information about property, plant and equipment [line items]
Cash-generating unit	13.22%	12.33%